Intangible assets, net (Schedule of Acquired Finite-Lived Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 10,865	$ 6,705
Accumulated amortization	(2,064)	(1,177)
Net amount	8,801	5,528
Customer Relations [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	9,207	$ 6,558
Weighted remaining average amortization period		9 years
Accumulated amortization	(1,956)	$ (1,088)
Net amount	$ 7,251	5,470
Customer Relations [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted remaining average amortization period	8 years
Customer Relations [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted remaining average amortization period	10 years
Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 151	$ 147
Weighted remaining average amortization period	3 years 7 months 6 days	3 years 7 months 6 days
Accumulated amortization	$ (108)	$ (89)
Net amount	43	$ 58
Software Development Costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,507
Accumulated amortization
Net amount	$ 1,507